Summary of Significant Accounting Policies - Summary (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 27, 2022	Jan. 19, 2022	Dec. 31, 2021
FDIC Insurance coverage amount	$ 250,000	$ 250,000
Cash equivalents	$ 0	$ 0			$ 0
Net asset value per share (in dollars per share)	$ 1	$ 1
Unrecognized tax benefits	$ 0	$ 0			0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0			$ 0
Anti-dilutive securities attributable to warrants (in shares)	17,876,330	17,876,330
Working Capital Convertible Debt [Member]
Fair value of working capital loan	$ 0	$ 500,000
Convertible working capital loan - related party	850,000	500,000
Working Capital Convertible Debt [Member] | Sponsor [Member]
Debt instrument, face amount				$ 500,000
Outstanding principal converted to warrants, conversion price (in dollars per share)			$ 1.5	$ 1.5
Related Party Loans [Member] | Promissory Note [Member]
Debt instrument, face amount	$ 350,000	$ 0
Related Party Loans [Member] | Promissory Note [Member] | Sponsor [Member]
Debt instrument, face amount			$ 475,000
Class A ordinary Shares Subject to Possible Redemption [Member]
Class A ordinary shares subject to possible redemption (in shares)	635,778	48,300,000			48,300,000